Supplemental Statements of Consolidated and Combined Equity (USD $) In Thousands	Total	Noncontrolling Interest	Predecessor	Previous Owners	Limited Partners Common	Limited Partners Subordinated	General Partner
Beginning Balance at Dec. 31, 2009	$ 223,606	$ 4,105	$ 72,988	$ 146,513
Net income (loss)	3,030	(8)	(11,317)	14,355
Contributions	159,906	1,206	44,130	114,570
Distributions	(5,610)			(5,610)
Ending Balance at Dec. 31, 2010	380,932	5,303	105,801	269,828
Net income (loss)	148,790	(146)	75,740	66,604	4,962	1,623	7
Net proceeds from the issuance of common units	157,119				157,119
Contributions	210,807		48,885	161,503			419
Net assets retained by predecessor	(14,205)		(17,385)	3,180
Distributions	(66,577)			(66,577)
Exchange of predecessor interests for units (Note 1)			(213,041)		121,101	91,940
Deferred tax liability from initial public offering	(446)				(335)	(111)
Distribution to Memorial Resource (Note 1)	(73,557)				(41,813)	(31,744)
Other	38			38
Ending Balance at Dec. 31, 2011	742,901	5,157		434,576	241,034	61,708	426
Net income (loss)	46,518	104		46,293	114	7
Net proceeds from the issuance of common units	194,134				194,134
Contributions	64,803			64,597			206
Contribution of oil and gas properties	6,893			6,893
Distribution attributable to net assets acquired (Note 1)	(287,663)				(209,720)	(77,701)	(242)
Net book value of net assets acquired (Note 13)				(144,335)	99,972	44,269	94
Contribution related to sale of assets to NGP affiliate	40,138			40,138
Net book value of net assets acquired by NGP affiliate	(33,859)			(33,859)
Amortization of equity awards	1,423				1,423
Distributions	(64,001)			(29,517)	(26,152)	(8,298)	(34)
Deferred tax liability adjustments	446				335	111
Other	32			(92)	64	60
Ending Balance at Dec. 31, 2012	$ 711,765	$ 5,261		$ 384,694	$ 301,204	$ 20,156	$ 450